Schedule of loss before tax (Details) - USD ($)	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Auditors’ remuneration		$ 2,000
Incorporation expenses		$ 4,303	$ 4,303
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Auditors’ remuneration	$ 2,000			$ 224,446	$ 491
Incorporation expenses	$ 4,441